CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Contingencies Details Narrative
Future annual rent	$ 6,000
Rent expense	$ 26,000	$ 26,000
Annual rent Maturity date	through 2021